GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, beginning balance	$ 15,283	$ 14,593
Foreign currency translation adjustments	(222) [1]	690	[1],[2],[3]
Goodwill, ending balance	$ 15,061	$ 15,283

[1]	Foreign currency translation differences resulting from goodwill allocated to subsidiaries,whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.
[2]	The allocation period of Nera's acquisition ended in July 2012.
[3]	Adjustment of goodwill related to acquisition of Nera.